Federated Capital Income Fund and Federated Muni and Stock Advantage Fund (“Funds”) – Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (“Classes”)

Portfolios of Federated Income Securities Trust

This Rule 497(e) filing is submitted for the sole purpose of submitting the XBRL Interactive Data File exhibits for the revised Risk/Return Summary of the above-named Funds and Classes. This Interactive Data File relates to, and incorporates by reference, the supplements to the Prospectuses for the Funds and Classes filed pursuant to Rule 497(e) on June 24, 2013, Accession No. 0001318148-13-001110 and Accession No. 0001318148-13-001106. The exhibits filed herewith do not constitute the complete publicly filed disclosure for the Funds and their Classes, and should be used in conjunction with the complete prospectuses for the Funds and their Classes, as revised.

Exhibit List for Interactive Data File Submissions.

EX-101.INS	INSTANCE
EX-101.SCH	SCHEMA
EX-101.CAL	CALCULATION LINKBASE
EX-101.DEF	DEFINITION LINKBASE
EX-101.LAB	LABEL LINKBASE
EX-101.PRE	PRESENTATION LINKBASE